Income Tax (Details) - Schedule of Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Consolidated Statements of Profit or Loss [Abstract]
Income before income taxes, as per the statement of operations	$ 256,710	$ 184,011	$ 143,756
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Tax computed at the statutory tax rate	$ 59,043	$ 42,323	$ 33,064
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	720	3,667	2,544
Effect of different tax rates	(1,273)	852	(774)
Release of trapped earnings (see note 22(a)(2)	711	3,531
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(5,579)	(7,338)	(5,426)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	448	(84)	1,877
Undistributed earnings	(461)
Taxes in respect of prior years	890	891	280
Uncertain tax positions	3,065	401	285
Other	(2,329)	(1,629)	(581)
Taxes on income	$ 55,235	$ 42,614	$ 31,269